UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period:	September 30, 2018

Item 1. Schedule of Investments:

Putnam VT Income Fund

The fund's portfolio
9/30/18 (Unaudited)

MORTGAGE-BACKED SECURITIES (40.4%)(a)
	Principal amount	Value

Agency collateralized mortgage obligations (17.7%)

Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 3.916%, 10/25/27 (Bermuda)	$450,909	$451,716
FRB Ser. 18-2A, Class M1B, (1 Month US LIBOR + 1.35%), 3.566%, 8/25/28 (Bermuda)	452,000	454,543

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 17.108%, 4/15/37	193,258	263,178
IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%), 16.506%, 5/15/35	31,055	39,524
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 15.882%, 11/15/35	139,985	186,963
IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 13.385%, 3/15/35	259,139	313,765
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 11.429%, 6/15/34	145,117	161,384
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 6.866%, 10/25/28	801,000	922,238
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class M3, (1 Month US LIBOR + 4.15%), 6.366%, 1/25/25	1,789,417	1,920,722
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M2, (1 Month US LIBOR + 2.85%), 5.066%, 4/25/28	1,509,341	1,561,942
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2, (1 Month US LIBOR + 2.60%), 4.816%, 12/25/27	398,430	406,558
IFB Ser. 4074, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 4.542%, 2/15/41	1,308,561	178,291
Ser. 4601, Class PI, IO, 4.50%, 12/15/45	1,438,551	306,096
Ser. 4132, Class IP, IO, 4.50%, 11/15/42	1,088,907	182,936
Ser. 4122, Class TI, IO, 4.50%, 10/15/42	504,077	112,949
Ser. 4018, Class DI, IO, 4.50%, 7/15/41	507,113	70,852
Ser. 3707, Class PI, IO, 4.50%, 7/15/25	223,875	11,609
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M2, (1 Month US LIBOR + 2.20%), 4.416%, 10/25/28	202,850	204,734
Ser. 4546, Class TI, IO, 4.00%, 12/15/45	1,740,030	376,282
Ser. 4500, Class GI, IO, 4.00%, 8/15/45	1,141,083	253,309
IFB Ser. 3852, Class NT, ((-1 x 1 Month US LIBOR) + 6.00%), 3.842%, 5/15/41	340,317	309,970
Ser. 4165, Class AI, IO, 3.50%, 2/15/43	1,576,257	279,786
Ser. 4663, Class KI, IO, 3.50%, 11/15/42	2,920,219	387,601
Ser. 4182, Class GI, IO, 3.00%, 1/15/43	2,320,670	171,519
Ser. 4141, Class PI, IO, 3.00%, 12/15/42	1,290,734	143,930
Ser. 4158, Class TI, IO, 3.00%, 12/15/42	3,079,160	299,849
Ser. 4176, Class DI, IO, 3.00%, 12/15/42	2,896,299	288,790
Ser. 4183, Class MI, IO, 3.00%, 2/15/42	1,195,380	105,313
Ser. 4206, Class IP, IO, 3.00%, 12/15/41	1,205,643	110,528
Ser. 315, PO, zero %, 9/15/43	2,108,321	1,640,996
Ser. 3835, Class FO, PO, zero %, 4/15/41	1,018,134	826,676
Ser. 3369, Class BO, PO, zero %, 9/15/37	5,324	4,273
Ser. 3391, PO, zero %, 4/15/37	31,757	26,037
Ser. 3300, PO, zero %, 2/15/37	44,226	36,278
Ser. 3175, Class MO, PO, zero %, 6/15/36	8,368	6,753
Ser. 3210, PO, zero %, 5/15/36	15,434	13,736
Ser. 3326, Class WF, zero %, 10/15/35(WAC)	5,589	3,774
FRB Ser. 3117, Class AF, (1 Month US LIBOR + 0.00%), zero %, 2/15/36	6,872	5,017

Federal Home Loan Mortgage Corporation Structured Agency Credit risk Debt FRN Ser. 15-HQ1, Class M3, (1 Month US LIBOR + 3.80%), 6.016%, 3/25/25	250,000	267,178

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 26.605%, 7/25/36	117,084	186,140
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 16.442%, 3/25/36	170,166	238,186
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 16.075%, 6/25/37	115,846	152,129
IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%), 15.345%, 11/25/35	205,832	251,301
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 13.603%, 8/25/35	107,358	129,173
IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 13.253%, 12/25/35	119,828	142,584
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 11.633%, 11/25/34	31,415	34,802
IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 8.468%, 5/25/40	170,242	184,610
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 8.216%, 9/25/28	1,667,000	1,958,046
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 7.116%, 11/25/24	658,894	754,073
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 6.216%, 5/25/25	233,500	251,765
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 5.116%, 7/25/24	362,123	385,825
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, (1 Month US LIBOR + 2.60%), 4.816%, 5/25/24	160,000	170,290
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M1, (1 Month US LIBOR + 2.00%), 4.216%, 10/25/28	858,880	868,754
IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 4.184%, 4/25/40	780,982	122,028
Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	2,297,393	492,148
Ser. 15-3, Class BI, IO, 4.00%, 3/25/44	1,055,449	190,507
Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	3,234,201	652,681
Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	1,107,663	212,509
Ser. 12-62, Class EI, IO, 4.00%, 4/25/41	1,597,821	239,885
Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	1,194,376	184,904
Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	994,622	149,490
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	1,024,294	111,445
Ser. 12-144, Class KI, IO, 3.00%, 11/25/42	3,347,874	326,267
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	1,499,289	121,472
Ser. 13-67, Class IP, IO, 3.00%, 2/25/42	1,826,134	134,643
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	904,002	53,210
Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	1,041,659	57,069
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	2,492,154	222,863
Ser. 07-64, Class LO, PO, zero %, 7/25/37	10,928	9,564
Ser. 372, Class 1, PO, zero %, 8/25/36	22,502	19,137

Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	1,064,001	212,215
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	894,374	204,516
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	108,234	14,882
Ser. 15-35, Class AI, IO, 5.00%, 3/16/45	1,332,347	293,949
Ser. 14-76, IO, 5.00%, 5/20/44	789,771	182,462
Ser. 14-25, Class QI, IO, 5.00%, 1/20/44	1,141,270	241,567
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	654,670	148,479
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	34,411	2,815
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	420,304	95,717
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	3,346,100	757,222
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	1,748,231	401,481
Ser. 17-132, Class IA, IO, 4.50%, 9/20/47	1,287,233	268,710
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	443,517	60,185
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	363,660	60,800
Ser. 12-129, IO, 4.50%, 11/16/42	792,329	185,793
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	669,914	144,085
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	663,443	136,802
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	749,383	173,879
Ser. 13-34, Class PI, IO, 4.50%, 8/20/39	1,116,300	111,105
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	1,815,651	343,903
Ser. 15-94, IO, 4.00%, 7/20/45	318,991	69,731
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	446,863	69,551
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	1,738,534	380,913
Ser. 17-45, Class IM, IO, 4.00%, 10/20/44	1,651,641	245,682
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	2,002,727	383,923
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43	852,063	128,803
Ser. 15-52, Class IE, IO, 4.00%, 1/16/43	912,519	161,671
Ser. 13-4, Class IC, IO, 4.00%, 9/20/42	1,130,756	240,339
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	1,376,910	276,291
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41	861,556	141,635
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	967,922	83,541
Ser. 14-162, Class DI, IO, 4.00%, 11/20/38	685,766	34,325
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.985%, 9/20/43	514,114	68,742
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.885%, 2/20/41	2,018,725	270,430
Ser. 16-111, Class IP, IO, 3.50%, 8/20/46	2,903,026	347,492
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	1,042,684	180,176
Ser. 15-69, Class XI, IO, 3.50%, 5/20/45	1,390,121	171,819
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45	2,003,985	285,568
Ser. 17-6, Class DI, IO, 3.50%, 1/20/44	1,691,626	196,046
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	821,712	143,060
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	974,825	165,984
Ser. 12-136, IO, 3.50%, 11/20/42	1,579,268	292,529
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	1,157,704	222,004
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	2,728,926	262,250
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	1,711,502	203,498
Ser. 15-26, Class AI, IO, 3.50%, 5/20/39	2,320,265	206,272
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	2,168,460	227,428
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	795,964	73,388
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36	701,415	45,452
Ser. 17-H18, Class CI, IO, 2.964%, 9/20/67(WAC)	2,721,671	394,642
Ser. 16-H27, Class BI, IO, 2.464%, 12/20/66(WAC)	1,740,481	212,861
FRB Ser. 15-H16, Class XI, IO, 2.316%, 7/20/65(WAC)	1,669,069	165,905
Ser. 17-H08, Class NI, IO, 2.138%, 3/20/67(WAC)	3,985,333	460,306
Ser. 15-H13, Class AI, IO, 2.096%, 6/20/65(WAC)	4,395,862	412,112
Ser. 16-H11, Class HI, IO, 2.089%, 1/20/66(WAC)	3,366,533	315,612
Ser. 16-H23, Class NI, IO, 2.003%, 10/20/66(WAC)	7,039,049	801,748
Ser. 17-H12, Class QI, IO, 1.949%, 5/20/67(WAC)	3,425,327	409,426
Ser. 15-H15, Class JI, IO, 1.945%, 6/20/65(WAC)	1,857,802	177,420
Ser. 17-H09, Class DI, IO, 1.892%, 3/20/67(WAC)	3,789,513	364,172
Ser. 15-H12, Class AI, IO, 1.846%, 5/20/65(WAC)	2,965,547	260,808
Ser. 16-H24, Class JI, IO, 1.829%, 11/20/66(WAC)	1,422,925	174,308
Ser. 15-H20, Class AI, IO, 1.82%, 8/20/65(WAC)	1,489,147	131,492
Ser. 15-H10, Class CI, IO, 1.802%, 4/20/65(WAC)	1,781,648	162,059
Ser. 15-H12, Class GI, IO, 1.79%, 5/20/65(WAC)	3,503,834	298,877
Ser. 15-H12, Class EI, IO, 1.693%, 4/20/65(WAC)	3,766,294	301,304
Ser. 15-H09, Class BI, IO, 1.687%, 3/20/65(WAC)	2,221,938	178,035
Ser. 16-H14, IO, 1.669%, 6/20/66(WAC)	4,408,256	297,848
Ser. 17-H10, Class MI, IO, 1.643%, 4/20/67(WAC)	3,854,349	373,486
Ser. 15-H01, Class CI, IO, 1.628%, 12/20/64(WAC)	2,707,268	141,160
Ser. 15-H22, Class EI, IO, 1.612%, 8/20/65(WAC)	1,450,765	75,295
Ser. 15-H25, Class AI, IO, 1.604%, 9/20/65(WAC)	3,110,393	238,567
Ser. 15-H17, Class CI, IO, 1.599%, 6/20/65(WAC)	2,869,876	143,284
Ser. 15-H28, Class DI, IO, 1.547%, 8/20/65(WAC)	2,963,654	197,142
Ser. 14-H08, Class CI, IO, 1.484%, 3/20/64(WAC)	3,553,393	177,783
Ser. 14-H11, Class GI, IO, 1.468%, 6/20/64(WAC)	6,486,590	458,816
Ser. 14-H07, Class BI, IO, 1.456%, 5/20/64(WAC)	5,923,875	444,291
Ser. 10-H19, Class GI, IO, 1.407%, 8/20/60(WAC)	4,200,505	235,800
Ser. 17-H14, Class EI, IO, 1.356%, 6/20/67(WAC)	5,092,382	445,583
Ser. 16-H06, Class AI, IO, 1.335%, 2/20/66	3,656,006	335,296
Ser. 15-H25, Class CI, IO, 1.26%, 10/20/65(WAC)	2,480,568	225,980
Ser. 16-H04, Class KI, IO, 1.215%, 2/20/66(WAC)	3,242,432	239,129
Ser. 16-H02, Class HI, IO, 1.152%, 1/20/66(WAC)	7,747,471	618,248
Ser. 15-H04, Class AI, IO, 1.069%, 12/20/64(WAC)	3,588,110	291,534
Ser. 10-151, Class KO, PO, zero %, 6/16/37	111,347	89,687
Ser. 06-36, Class OD, PO, zero %, 7/16/36	3,168	2,542

		42,186,763
Commercial mortgage-backed securities (14.0%)

Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.412%, 1/15/49(WAC)	855,738	1,535

Banc of America Commercial Mortgage Trust 144A
FRB Ser. 04-4, Class XC, IO, 0.086%, 7/10/42(WAC)	36,274	1
FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51(WAC)	1,574,105	16

Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB Ser. 05-1, Class B, 5.687%, 11/10/42(WAC)	443,526	403,608

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.583%, 11/10/41(WAC)	650,406	2,365
FRB Ser. 05-1, Class XW, IO, zero %, 11/10/42(WAC)	8,133,742	81

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45(WAC)	534,000	496,620
FRB Ser. 04-PR3I, Class X1, IO, zero %, 2/11/41(WAC)	30,233	—

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.283%, 3/11/39(WAC)	1,126,719	732,368
FRB Ser. 06-PW14, Class X1, IO, 0.506%, 12/11/38(WAC)	220,068	3,235

Capmark Mortgage Securities, Inc. FRB Ser. 97-C1, Class X, IO, 1.508%, 7/15/29(WAC)	185,298	2,748

CD Commercial Mortgage Trust FRB Ser. 16-CD1, Class XA, IO, 1.562%, 8/10/49(WAC)	3,010,498	249,871

CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 0.749%, 12/11/49(WAC)	61,597	6

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.947%, 12/15/47(WAC)	131,000	134,275
FRB Ser. 11-C2, Class E, 5.947%, 12/15/47(WAC)	597,000	579,682

Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class XA, IO, 1.481%, 11/10/46(WAC)	4,926,281	172,177
FRB Ser. 14-GC19, Class XA, IO, 1.305%, 3/10/47(WAC)	13,279,885	633,490

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC21, Class D, 5.091%, 5/10/47(WAC)	475,000	425,483
FRB Ser. 12-GC8, Class XA, IO, 1.966%, 9/10/45(WAC)	3,509,929	188,188

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 6.015%, 5/15/46(WAC)	223,280	225,904

COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.898%, 5/10/47(WAC)	795,000	792,756
FRB Ser. 14-UBS6, Class C, 4.612%, 12/10/47(WAC)	154,000	148,843
FRB Ser. 12-CR1, Class XA, IO, 2.048%, 5/15/45(WAC)	3,211,293	177,618
FRB Ser. 14-LC15, Class XA, IO, 1.448%, 4/10/47(WAC)	7,276,296	296,145
FRB Ser. 14-CR19, Class XA, IO, 1.344%, 8/10/47(WAC)	9,062,147	368,112
FRB Ser. 14-CR16, Class XA, IO, 1.302%, 4/10/47(WAC)	1,793,814	70,316
FRB Ser. 13-CR11, Class XA, IO, 1.272%, 8/10/50(WAC)	9,236,266	371,076
FRB Ser. 14-UBS6, Class XA, IO, 1.111%, 12/10/47(WAC)	9,427,103	381,977
FRB Ser. 15-CR23, Class XA, IO, 1.105%, 5/10/48(WAC)	5,808,184	263,424

COMM Mortgage Trust 144A
FRB Ser. 12-LC4, Class XA, IO, 2.38%, 12/10/44(WAC)	4,572,620	260,310
FRB Ser. 06-C8, Class XS, IO, 0.641%, 12/10/46(WAC)	1,793,035	65

Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C4, Class C, 6.185%, 9/15/39(WAC)	208,509	211,306
FRB Ser. 07-C2, Class AX, IO, 0.101%, 1/15/49(WAC)	4,417,173	15

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.94%, 4/15/50(WAC)	590,000	529,589

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.516%, 8/10/44(WAC)	386,000	397,602

GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.27%, 12/10/49(WAC)	10,325,200	13,204

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 1.175%, 5/10/43(WAC)	139,986	11

GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.108%, 1/10/47(WAC)	719,000	711,810
FRB Ser. 13-GC10, Class XA, IO, 1.667%, 2/10/46(WAC)	6,528,871	402,178
FRB Ser. 13-GC12, Class XA, IO, 1.576%, 6/10/46(WAC)	3,950,952	207,642
FRB Ser. 14-GC18, Class XA, IO, 1.266%, 1/10/47(WAC)	5,850,943	263,292
FRB Ser. 14-GC22, Class XA, IO, 1.147%, 6/10/47(WAC)	16,857,778	660,825

GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.197%, 8/10/43(WAC)	288,000	290,293
FRB Ser. 12-GC6, Class D, 5.84%, 1/10/45(WAC)	27,000	26,663
FRB Ser. 13-GC10, Class E, 4.544%, 2/10/46(WAC)	538,000	415,622
FRB Ser. 11-GC5, Class XA, IO, 1.506%, 8/10/44(WAC)	5,838,778	176,319

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C25, Class XA, IO, 1.097%, 11/15/47(WAC)	3,878,853	151,174
FRB Ser. 14-C22, Class XA, IO, 1.038%, 9/15/47(WAC)	11,509,011	464,475
FRB Ser. 13-C17, Class XA, IO, 0.963%, 1/15/47(WAC)	6,464,335	234,655

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.72%, 8/15/46(WAC)	399,000	325,130
FRB Ser. C14, Class D, 4.72%, 8/15/46(WAC)	915,000	834,689
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	517,000	316,140

JPMorgan Chase Commercial Mortgage Securities Corp. FRB Ser. 12-LC9, Class XA, IO, 1.701%, 12/15/47(WAC)	5,181,822	297,437

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 16-JP2, Class XA, IO, 1.999%, 8/15/49(WAC)	2,523,500	276,735
FRB Ser. 13-LC11, Class XA, IO, 1.413%, 4/15/46(WAC)	4,520,611	240,044
FRB Ser. 13-C16, Class XA, IO, 1.21%, 12/15/46(WAC)	5,734,156	209,464
FRB Ser. 07-LDPX, Class X, IO, 0.331%, 1/15/49(WAC)	3,078,426	6,139
FRB Ser. 06-LDP8, Class X, IO, 0.286%, 5/15/45(WAC)	546,289	739

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 6.441%, 2/12/51(WAC)	350,000	350,000
FRB Ser. 11-C3, Class F, 5.865%, 2/15/46(WAC)	635,000	614,378
FRB Ser. 12-C6, Class E, 5.312%, 5/15/45(WAC)	588,000	519,627
FRB Ser. 12-C8, Class D, 4.806%, 10/15/45(WAC)	413,000	396,234
FRB Ser. 12-LC9, Class D, 4.518%, 12/15/47(WAC)	127,000	125,396
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	498,000	375,780
FRB Ser. 05-CB12, Class X1, IO, 0.404%, 9/12/37(WAC)	1,204,091	1,611
FRB Ser. 06-LDP6, Class X1, IO, zero %, 4/15/43(WAC)	509,668	5

LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.407%, 2/15/40(WAC)	125,689	52

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 05-C7, Class XCL, IO, 0.537%, 11/15/40(WAC)	944,636	2,596
FRB Ser. 07-C2, Class XCL, IO, 0.407%, 2/15/40(WAC)	2,723,234	1,132

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.217%, 4/20/48(WAC)	435,000	379,846

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 1.081%, 8/12/39(WAC)	164,180	115
FRB Ser. 05-MCP1, Class XC, IO, 0.001%, 6/12/43(WAC)	479,612	13

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 7.137%, 5/15/44(WAC)	5,180	745
FRB Ser. 06-C4, Class X, IO, 6.641%, 7/15/45(WAC)	86,710	2,606

ML-CFC Commercial Mortgage Trust 144A FRB Ser. 06-4, Class XC, IO, 0.805%, 12/12/49(WAC)	1,080,934	9,475

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C7, Class XA, IO, 1.496%, 2/15/46(WAC)	8,383,106	395,222
FRB Ser. 14-C17, Class XA, IO, 1.349%, 8/15/47(WAC)	4,837,935	188,839
FRB Ser. 15-C25, Class XA, IO, 1.275%, 10/15/48(WAC)	4,618,716	263,472
FRB Ser. 15-C26, Class XA, IO, 1.185%, 10/15/48(WAC)	4,806,573	268,109
FRB Ser. 13-C12, Class XA, IO, 0.812%, 10/15/46(WAC)	12,190,256	290,455

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.86%, 8/15/47(WAC)	310,000	282,235
FRB Ser. 13-C11, Class D, 4.503%, 8/15/46(WAC)	562,000	477,700
FRB Ser. 13-C10, Class E, 4.219%, 7/15/46(WAC)	893,000	715,890
Ser. 14-C17, Class E, 3.50%, 8/15/47	290,000	203,552
FRB Ser. 13-C13, Class XB, IO, 0.152%, 11/15/46(WAC)	55,988,000	369,521

Morgan Stanley Capital I Trust
FRB Ser. 16-BNK2, Class XA, IO, 1.23%, 11/15/49(WAC)	4,023,288	273,986
FRB Ser. 16-UB12, Class XA, IO, 0.947%, 12/15/49(WAC)	6,123,079	307,379

Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class F, 6.351%, 1/11/43(WAC)	187,437	181,851
FRB Ser. 11-C3, Class E, 5.326%, 7/15/49(WAC)	252,000	252,403
FRB Ser. 12-C4, Class XA, IO, 2.268%, 3/15/45(WAC)	1,920,719	108,619

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38	859,373	71,758

UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 1.226%, 12/15/50(WAC)	5,370,573	382,181

UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class XA, IO, 2.255%, 5/10/45(WAC)	3,892,922	228,885

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class E, 5.05%, 5/10/63(WAC)	816,000	678,324
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	629,000	429,969
Ser. 13-C6, Class E, 3.50%, 4/10/46	421,000	298,043
FRB Ser. 12-C2, Class XA, IO, 1.488%, 5/10/63(WAC)	10,564,627	425,633
FRB Ser. 13-C6, Class XA, IO, 1.276%, 4/10/46(WAC)	5,625,935	230,933

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.281%, 6/15/45(WAC)	76,792	67,585
FRB Ser. 06-C29, IO, 0.374%, 11/15/48(WAC)	1,030,600	41
FRB Ser. 07-C34, IO, 0.117%, 5/15/46(WAC)	1,311,600	321

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 06-C26, Class XC, IO, 0.045%, 6/15/45(WAC)	603,285	121

Wells Fargo Commercial Mortgage Trust FRB Ser. 14-LC16, Class XA, IO, 1.498%, 8/15/50(WAC)	9,847,390	501,232

Wells Fargo Commercial Mortgage Trust 144A Ser. 14-LC16, Class D, 3.938%, 8/15/50	247,000	204,596

WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C17, Class C, 5.228%, 12/15/46(WAC)	600,000	605,832
FRB Ser. 14-C24, Class XA, IO, 1.03%, 11/15/47(WAC)	7,097,093	276,121
FRB Ser. 14-C22, Class XA, IO, 0.998%, 9/15/57(WAC)	17,577,165	662,782
FRB Ser. 13-C14, Class XA, IO, 0.874%, 6/15/46(WAC)	18,644,418	591,028

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.839%, 2/15/44(WAC)	793,000	783,895
Ser. 11-C4, Class E, 5.397%, 6/15/44(WAC)	92,000	86,572
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	402,000	280,734
FRB Ser. 12-C7, Class D, 4.977%, 6/15/45(WAC)	231,000	211,423
FRB Ser. 13-C15, Class D, 4.621%, 8/15/46(WAC)	919,000	789,994
FRB Ser. 12-C10, Class D, 4.59%, 12/15/45(WAC)	1,274,000	1,099,621
Ser. 12-C7, Class F, 4.50%, 6/15/45(WAC)	645,000	409,093
Ser. 13-C12, Class E, 3.50%, 3/15/48	164,000	125,388
FRB Ser. 12-C9, Class XA, IO, 2.048%, 11/15/45(WAC)	4,340,212	311,193
FRB Ser. 11-C5, Class XA, IO, 1.902%, 11/15/44(WAC)	4,200,859	172,353
FRB Ser. 12-C10, Class XA, IO, 1.716%, 12/15/45(WAC)	6,766,061	354,934
FRB Ser. 13-C11, Class XA, IO, 1.359%, 3/15/45(WAC)	6,150,471	256,038
FRB Ser. 12-C9, Class XB, IO, 0.844%, 11/15/45(WAC)	8,807,000	228,101

		33,169,055
Residential mortgage-backed securities (non-agency) (8.7%)

BCAP, LLC Trust 144A FRB Ser. 15-RR5, Class 2A2, 2.817%, 1/26/46(WAC)	1,300,000	1,214,334

Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M2, (1 Month US LIBOR + 3.35%), 5.566%, 10/25/27 (Bermuda)	1,530,000	1,587,198

Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (1 Month US LIBOR + 0.24%), 2.456%, 6/25/36	210,000	193,200

Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 04-3A, Class A2, (1 Month US LIBOR + 0.30%), 2.516%, 8/25/35	191,749	189,850

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 8.566%, 9/25/28	1,155,080	1,419,966
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 7.366%, 11/25/28	586,000	694,835
FRB Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 7.216%, 12/25/28	710,000	830,989
Structured Agency Credit Risk Debt FRN Ser. 13-DN2, Class M2, (1 Month US LIBOR + 4.25%), 6.466%, 11/25/23	296,476	330,576
Structured Agency Credit Risk Debt FRN Ser. 14-DN2, Class M3, (1 Month US LIBOR + 3.60%), 5.816%, 4/25/24	310,000	344,329
FRB Ser. 17-HQA1, Class M2, (1 Month US LIBOR + 3.55%), 5.766%, 8/25/29	401,000	440,084
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2, (1 Month US LIBOR + 2.50%), 4.716%, 3/25/30	365,000	381,109

Federal Home Loan Mortgage Corporation 144A Structured Agency Credit Risk Debt FRN Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 5.916%, 12/25/30	310,000	310,732

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 8.116%, 10/25/28	1,729,690	2,002,242
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 7.766%, 4/25/28	177,346	201,243
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 7.516%, 10/25/28	2,192,000	2,583,957
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.466%, 4/25/29	69,000	78,490
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 5.766%, 7/25/29	1,115,000	1,216,366
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 5.016%, 2/25/30	110,000	114,829
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M2, (1 Month US LIBOR + 2.55%), 4.766%, 12/25/30	570,000	582,519
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 4.566%, 1/25/31	120,000	121,940

FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	77,731	8

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 2.89%, 8/26/47(WAC)	180,000	175,288

NovaStar Mortgage Funding Trust FRB Ser. 04-2, Class M4, (1 Month US LIBOR + 1.80%), 4.016%, 9/25/34	418,448	418,385

Oaktown Re, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 5.066%, 7/25/28 (Bermuda)	200,000	201,906

Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 4.916%, 3/25/28 (Bermuda)	200,000	201,300

Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10, (1 Month US LIBOR + 0.90%), 3.116%, 11/25/34	317,959	317,749

Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 06-AM1, Class A4, (1 Month US LIBOR + 0.16%), 2.376%, 4/25/36	260,747	260,001

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR1, Class A2B, (1 Month US LIBOR + 0.80%), 3.016%, 1/25/45	159,377	158,294
FRB Ser. 05-AR11, Class A1C3, (1 Month US LIBOR + 0.51%), 2.726%, 8/25/45	423,958	423,959
FRB Ser. 05-AR13, Class A1C4, (1 Month US LIBOR + 0.43%), 2.646%, 10/25/45	2,305,202	2,278,950
FRB Ser. 05-AR17, Class A1B2, (1 Month US LIBOR + 0.41%), 2.626%, 12/25/45	1,285,110	1,247,070

Wells Fargo Mortgage Backed Securities Trust FRB Ser. 05-AR16, Class 6A4, 4.477%, 10/25/35(WAC)	105,080	104,314

		20,626,012

Total mortgage-backed securities (cost $97,088,807)		$95,981,830

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (36.8%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (10.9%)

Government National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 5/20/48 to 6/20/48	$2,957,472	$3,094,256
4.70%, with due dates from 5/20/67 to 8/20/67	316,797	335,278
4.629%, 6/20/67	99,440	104,785
4.507%, 3/20/67	95,403	99,815
4.50%, TBA, 10/1/48	5,000,000	5,166,797
4.50%, 5/20/48	696,050	724,650
4.00%, TBA, 10/1/48	5,000,000	5,083,594
4.00%, with due dates from 2/20/48 to 5/20/48	893,018	909,211
3.50%, TBA, 10/1/48	5,000,000	4,970,313
3.50%, with due dates from 2/20/47 to 1/20/48	4,429,582	4,410,111
3.00%, TBA, 10/1/48	1,000,000	968,359

		25,867,169
U.S. Government Agency Mortgage Obligations (25.9%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.50%, with due dates from 7/1/44 to 3/1/45	818,335	852,182
4.00%, 9/1/45	1,327,920	1,347,735
3.50%, with due dates from 8/1/43 to 2/1/47	5,591,631	5,523,973
3.00%, with due dates from 3/1/43 to 6/1/46	1,393,155	1,339,755

Federal National Mortgage Association Pass-Through Certificates
6.00%, TBA, 10/1/48	2,000,000	2,162,031
5.50%, TBA, 10/1/48	2,000,000	2,135,938
5.00%, 3/1/38	12,982	13,788
4.50%, TBA, 10/1/48	1,000,000	1,031,563
4.50%, with due dates from 7/1/44 to 5/1/45	1,487,000	1,545,609
4.00%, TBA, 11/1/48	2,000,000	2,016,714
4.00%, TBA, 10/1/48	2,000,000	2,019,375
4.00%, with due dates from 9/1/45 to 6/1/46	2,008,176	2,036,042
3.50%, with due dates from 6/1/56 to 9/1/57	7,063,858	6,941,307
3.50%, TBA, 10/1/48	12,000,000	11,808,750
3.50%, with due dates from 7/1/43 to 1/1/47	3,758,850	3,712,964
3.00%, TBA, 10/1/48	9,000,000	8,611,172
3.00%, with due dates from 9/1/42 to 3/1/47	5,150,415	4,950,603
2.50%, TBA, 10/1/48	4,000,000	3,699,062

		61,748,563

Total U.S. government and agency mortgage obligations (cost $89,476,592)		$87,615,732

CORPORATE BONDS AND NOTES (30.1%)(a)
	Principal amount	Value

Basic materials (1.2%)

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5.875%, 6/15/21 (Germany)	$130,000	$136,516

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	50,000	50,912

CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	920,000	913,830

Georgia-Pacific, LLC sr. unsec. unsub. notes 7.75%, 11/15/29	70,000	92,017

Georgia-Pacific, LLC 144A company guaranty sr. unsec. notes 5.40%, 11/1/20	110,000	114,450

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)	7,000	7,262

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	11,000	11,067

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	129,000	123,899

International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	220,000	221,955

International Paper Co. sr. unsec. unsub. notes 3.00%, 2/15/27	95,000	87,221

Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	46,000	47,582

Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	331,000	314,991

Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22	50,000	48,491

Westlake Chemical Corp. company guaranty sr. unsec. unsub. bonds 4.375%, 11/15/47	45,000	39,976

Westlake Chemical Corp. company guaranty sr. unsec. unsub. notes 3.60%, 8/15/26	217,000	204,077

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	230,000	298,680

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	39,000	50,356

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	147,000	185,921

		2,949,203
Capital goods (0.7%)

Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	135,000	129,488

L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26	35,000	33,670

Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	535,000	503,073

Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	655,000	647,887

Republic Services, Inc. sr. unsec. notes 3.95%, 5/15/28	435,000	432,382

		1,746,500
Communication services (2.5%)

American Tower Corp. sr. unsec. unsub. bonds 3.55%, 7/15/27(R)	310,000	289,682

American Tower Corp. sr. unsec. unsub. bonds 3.375%, 10/15/26(R)	25,000	23,284

AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	235,000	214,704

AT&T, Inc. sr. unsec. unsub. notes 3.40%, 5/15/25	235,000	223,736

AT&T, Inc. 144A sr. unsec. notes 4.10%, 2/15/28	643,000	624,242

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849%, 4/15/23	49,000	48,688

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	304,000	326,795

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	83,000	84,280

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	405,000	383,740

Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	192,000	170,869

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	49,000	59,128

Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26	380,000	358,753

Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	215,000	201,979

Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	567,000	537,722

Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	58,000	54,493

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)	43,000	44,272

Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)	72,000	68,259

Crown Castle International Corp. sr. unsec. notes 3.15%, 7/15/23(R)	50,000	48,184

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	95,000	91,642

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21	360,000	358,651

Telefonica Emisiones SAU company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	508,000	473,143

Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	85,000	82,891

Verizon Communications, Inc. sr. unsec. unsub. notes 4.125%, 3/16/27	120,000	120,547

Verizon Communications, Inc. sr. unsec. unsub. notes 2.625%, 8/15/26	300,000	272,015

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	287,000	281,260

Vodafone Group PLC sr. unsec. unsub. notes 4.375%, 5/30/28 (United Kingdom)	615,000	605,915

		6,048,874
Consumer cyclicals (3.2%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.75%, 1/20/24	61,000	72,145

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7.75%, 12/1/45	217,000	332,324

Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	144,000	135,172

Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	150,000	147,760

Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	273,000	261,576

Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	30,000	29,757

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20	181,000	185,531

BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	1,075,000	1,074,316

BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21	260,000	259,889

CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	105,000	93,944

CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45	319,000	301,330

CBS Corp. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26	25,000	24,502

D.R. Horton, Inc. company guaranty sr. unsec. sub. notes 5.75%, 8/15/23	120,000	127,622

Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23	135,000	131,803

Ecolab, Inc. sr. unsec. unsub. notes 3.25%, 12/1/27	180,000	172,419

Ford Motor Co. sr. unsec. unsub. notes 4.346%, 12/8/26	250,000	235,286

General Motors Co. sr. unsec. notes 4.875%, 10/2/23	130,000	133,099

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	159,000	149,405

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	37,000	35,988

Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. sub. notes 4.25%, 9/1/24	50,000	48,390

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	288,000	283,890

IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)	330,000	330,412

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	321,000	325,815

IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	106,000	101,760

Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	695,000	696,039

Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27	471,000	437,274

NVR, Inc. sr. unsec. notes 3.95%, 9/15/22	90,000	89,968

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	130,000	123,469

QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	148,000	146,473

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26	145,000	148,749

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	755,000	724,800

Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	115,000	108,244

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 3.80%, 2/15/27	100,000	95,656

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26	85,000	77,075

Wyndham Destinations, Inc. sr. unsec. unsub. bonds 5.75%, 4/1/27	23,000	21,678

		7,663,560
Consumer staples (1.8%)

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46	272,000	275,079

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26	365,000	354,669

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.95%, 1/15/42	55,000	56,064

Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	535,000	508,250

CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	24,955	26,467

CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	311,535	361,913

CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	116,721	114,917

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45	40,000	37,641

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	90,000	112,710

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	183,000	200,067

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	37,000	36,713

Kraft Heinz Co. (The) company guaranty sr. unsec. bonds 4.375%, 6/1/46	1,105,000	975,935

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	129,000	126,420

Maple Escrow Subsidiary, Inc. 144A company guaranty sr. unsec. notes 4.597%, 5/25/28	714,000	716,802

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26	190,000	180,711

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26	5,000	4,745

Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.30%, 11/18/21	205,000	203,712

		4,292,815
Energy (1.8%)

Anadarko Petroleum Corp. sr. unsec. notes 7.20%, 3/15/29	91,000	102,395

Anadarko Petroleum Corp. sr. unsec. unsub. notes 5.55%, 3/15/26	110,000	116,773

BP Capital Markets PLC company guaranty sr. unsec. bonds 3.119%, 5/4/26 (United Kingdom)	397,000	377,877

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	231,000	231,866

Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27	298,000	284,440

Devon Energy Corp. sr. unsec. unsub. notes 5.85%, 12/15/25	110,000	119,881

Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity	499,000	477,793

Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45	175,000	186,664

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42	36,000	39,761

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22	35,000	36,351

EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27	383,000	358,875

Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	41,000	46,399

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31	100,000	115,499

Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	124,000	120,289

Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	244,000	250,634

Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)	230,000	218,438

Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	145,000	136,533

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. unsub. bonds 5.00%, 1/15/28	143,000	139,068

Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	286,000	272,058

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24	623,000	626,592

		4,258,186
Financials (10.5%)

Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	495,000	487,843

Air Lease Corp. sr. unsec. unsub. notes 3.625%, 4/1/27	245,000	226,245

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	150,000	154,875

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	520,000	652,600

Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	264,000	241,679

Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	207,000

AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual maturity (France)	279,000	294,345

Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	600,000	569,159

Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	200,000	200,737

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	245,000	256,638

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	140,000	151,130

Bank of America Corp. unsec. sub. FRN (BBA LIBOR USD 3 Month + 0.76%), 3.094%, 9/15/26	100,000	96,378

Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	300,000	345,710

Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	202,000	188,736

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	268,000	269,281

BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	45,000	46,059

BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	717,000	701,222

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	74,000	78,378

Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	225,000	219,869

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25	22,000	22,862

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26	163,000	166,219

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	100,000	101,875

CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	181,000	184,620

Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	780,000	739,420

Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	85,000	82,911

Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	1,104,000	1,091,244

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	70,000	71,575

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands company guaranty unsec. sub. notes 4.625%, 12/1/23 (Netherlands)	250,000	252,911

Credit Agricole SA 144A unsec.sub. FRN 4.00%, 1/10/33 (France)	400,000	370,989

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)	225,000	221,906

Credit Suisse Group AG 144A sr. unsec. bonds 4.282%, 1/9/28 (Switzerland)	250,000	243,146

Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	855,000	854,297

Fairfax Financial Holdings, Ltd. 144A sr. unsec. notes 4.85%, 4/17/28 (Canada)	910,000	897,167

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	25,000	25,354

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	114,000	111,720

Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	235,000	240,717

GE Capital International Funding Co. Unlimited Co. company guaranty sr. unsec. notes 3.373%, 11/15/25 (Ireland)	200,000	190,394

Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	2,215,000	2,182,566

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	517,000	501,588

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	382,000	458,876

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6.625%, 3/30/40	46,000	56,657

Hospitality Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)	202,000	185,219

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)	116,000	112,959

HSBC Holdings PLC jr. unsec. sub. FRB 6.375%, perpetual maturity (United Kingdom)	500,000	495,625

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)	520,000	547,502

JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	87,000	90,045

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity	342,000	349,695

JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	1,221,000	1,115,275

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20	45,000	47,384

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 2.91%), 5.239%, 3/15/37	220,000	214,500

Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes 8.875%, 6/1/39	399,000	612,762

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	659,000	807,275

MetLife, Inc. jr. unsec. sub. notes 6.40%, 12/15/36	85,000	90,100

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)	86,000	86,971

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	200,000	196,650

Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47	760,000	738,561

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	75,000	70,026

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33	515,000	604,462

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25	100,000	97,124

Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	149,000	155,333

Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	164,000	163,796

Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40	39,000	48,543

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	140,000	143,188

Royal Bank of Scotland Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)	400,000	395,528

Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23 (United Kingdom)	200,000	194,272

Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)	50,000	50,334

Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)	410,000	409,140

Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	231,000	303,167

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	180,000	169,169

UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	247,000	249,469

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)	256,000	256,847

VEREIT Operating Partnership LP company guaranty sr. unsec. unsub. bonds 4.875%, 6/1/26(R)	20,000	20,200

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	115,000	120,750

Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	860,000	1,080,271

Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	145,000	151,999

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)	195,000	196,606

		25,027,645
Health care (3.2%)

AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25	145,000	140,341

Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)	37,000	36,752

Allergan Funding SCS company guaranty sr. unsec. unsub. notes 3.80%, 3/15/25 (Luxembourg)	130,000	127,302

Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	304,000	300,752

Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	163,000	147,557

Anthem, Inc. sr. unsec. unsub. notes 4.625%, 5/15/42	47,000	45,927

Becton Dickinson and Co. (BD) sr. unsec. unsub. bonds 4.669%, 6/6/47	355,000	351,119

Becton Dickinson and Co. (BD) sr. unsec. unsub. bonds 3.70%, 6/6/27	304,000	290,696

CVS Health Corp. sr. unsec. notes zero %, 12/1/22	80,000	82,860

CVS Health Corp. sr. unsec. unsub. bonds 5.05%, 3/25/48	238,000	243,437

CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	712,000	708,589

Elanco Animal Health, Inc. 144A sr. unsec. notes 4.90%, 8/28/28	622,000	631,517

Halfmoon Parent, Inc. 144A sr. unsub. notes 3.75%, 7/15/23	1,412,000	1,407,680

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	109,000	112,134

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	149,000	151,049

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	95,000	97,375

Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	160,000	152,363

Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	265,000	266,198

Omega Healthcare Investors, Inc. company guaranty sr. unsec. bonds 5.25%, 1/15/26(R)	15,000	15,188

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)	95,000	91,081

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)	125,000	126,753

Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26	125,000	120,006

Service Corp. International sr. unsec. notes 4.625%, 12/15/27	105,000	100,780

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)	175,000	161,533

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)	90,000	85,710

UnitedHealth Group, Inc. sr. unsec. notes 2.95%, 10/15/27	160,000	149,867

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	705,000	706,734

Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	660,000	653,203

		7,504,503
Technology (2.9%)

Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	596,000	537,092

Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	200,000	199,900

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	349,000	362,872

Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	454,000	427,415

Cisco Systems, Inc. sr. unsec. unsub. notes 2.50%, 9/20/26	120,000	110,985

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	64,000	79,664

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23	167,000	175,623

Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28	505,000	506,000

Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	750,000	751,574

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)	219,000	267,766

Microchip Technology, Inc. 144A company guaranty sr. notes 4.333%, 6/1/23	630,000	624,031

Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	545,000	502,519

Oracle Corp. sr. unsec. unsub. notes 3.25%, 11/15/27	311,000	298,944

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	324,000	300,713

Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	1,053,000	1,043,990

VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	135,000	127,721

Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26	479,000	463,229

		6,780,038
Transportation (0.2%)

Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	219,000	203,854

Southwest Airlines Co. Pass Through Trust pass-through certificates Ser. 07-1, Class A, 6.15%, 8/1/22	93,348	98,117

United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 07-1, Class A, 6.636%, 7/2/22	99,301	103,808

		405,779
Utilities and power (2.1%)

AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27	127,000	128,270

Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	74,000	85,290

Berkshire Hathaway Energy Co. sr. unsec. bonds 6.50%, 9/15/37	45,000	55,586

Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6.125%, 4/1/36	35,000	42,370

Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	47,000	54,572

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	120,000	117,527

Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	180,000	167,404

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	287,000	361,326

Emera US Finance LP company guaranty sr. unsec. notes 3.55%, 6/15/26	100,000	94,185

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	180,000	181,142

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24	411,000	432,578

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	466,000	438,673

FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 3.90%, 7/15/27	40,000	38,911

FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C, 4.85%, 7/15/47	115,000	116,985

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44	542,000	591,645

Iberdrola International BV company guaranty sr. unsec. unsub. bonds 6.75%, 7/15/36 (Spain)	113,000	136,248

IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	162,000	157,130

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	86,000	88,284

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23	85,000	82,690

NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 4.80%, 12/1/77	373,000	349,688

Oncor Electric Delivery Co., LLC sr. notes 7.00%, 9/1/22	161,000	182,036

Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22	48,000	49,043

PacifiCorp sr. mtge. bonds 6.25%, 10/15/37	59,000	74,380

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 6/1/23	10,000	9,823

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9.50%, 4/1/19	297,000	305,973

WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (BBA LIBOR USD 3 Month + 2.11%), 4.426%, 5/15/67	552,000	534,728

		4,876,487

Total corporate bonds and notes (cost $72,119,194)		$71,553,590

ASSET-BACKED SECURITIES (1.5%)(a)
	Principal amount	Value

loanDepot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 3.016%, 11/25/50	$91,000	$91,000

Station Place Securitization Trust 144A
FRB Ser. 18-1, Class A, (1 Month US LIBOR + 0.90%), 3.112%, 4/24/19	1,534,000	1,534,000
FRB Ser. 18-5, Class A, (1 Month US LIBOR + 0.70%), 2.912%, 9/24/19	851,000	851,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR + 0.70%), 2.912%, 7/24/19	1,207,000	1,207,000

Total asset-backed securities (cost $3,683,000)		$3,683,000

PURCHASED SWAP OPTIONS OUTSTANDING (0.8%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration	Notional/Contract
Floating rate index/Maturity date	date/strike	amount	Value

Citibank, N.A.

(3.05)/3 month USD-LIBOR-BBA/Oct-28	Oct-18/3.05	$36,868,500	$231,903

(3.031)/3 month USD-LIBOR-BBA/Jun-49	Jun-19/3.031	2,909,000	143,181

3.087/3 month USD-LIBOR-BBA/Oct-28	Oct-18/3.087	36,868,500	130,146

(3.25325)/3 month USD-LIBOR-BBA/Oct-28	Oct-18/3.25325	36,868,500	42,030

2.89/3 month USD-LIBOR-BBA/Oct-28	Oct-18/2.89	36,868,500	369

Goldman Sachs International

(3.0325)/3 month USD-LIBOR-BBA/Dec-20	Dec-18/3.0325	52,346,500	159,133

(3.01)/3 month USD-LIBOR-BBA/Dec-20	Dec-18/3.01	52,346,500	108,881

(3.10)/3 month USD-LIBOR-BBA/Oct-28	Oct-18/3.10	24,579,000	101,757

3.0325/3 month USD-LIBOR-BBA/Dec-20	Dec-18/3.0325	52,346,500	69,621

3.01/3 month USD-LIBOR-BBA/Dec-20	Dec-18/3.01	52,346,500	53,393

2.93/3 month USD-LIBOR-BBA/Oct-28	Oct-18/2.93	24,579,000	3,441

1.9175/3 month USD-LIBOR-BBA/Oct-19	Oct-18/1.9175	23,820,500	24

2.695/3 month USD-LIBOR-BBA/Oct-23	Oct-18/2.695	5,497,000	6

JPMorgan Chase Bank N.A.

(2.925)/3 month USD-LIBOR-BBA/Nov-20	Nov-18/2.925	39,259,900	116,995

2.76/3 month USD-LIBOR-BBA/Oct-28	Oct-18/2.76	19,629,900	20

Morgan Stanley & Co. International PLC

3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00	3,110,300	293,954

3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00	3,110,300	293,923

(2.8225)/3 month USD-LIBOR-BBA/Oct-20	Oct-18/2.8225	51,553,400	167,549

(2.92875)/3 month USD-LIBOR-BBA/Nov-20	Nov-18/2.92875	25,776,700	74,495

Total purchased swap options outstanding (cost $2,231,198)			$1,990,821

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

JPMorgan Chase Bank N.A.

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Dec-18/$98.02	$8,000,000	$8,000,000	$48,728

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Dec-18/98.17	8,000,000	8,000,000	41,816

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Dec-18/98.33	8,000,000	8,000,000	35,552

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Nov-18/99.19	8,000,000	8,000,000	6,464

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Nov-18/99.38	8,000,000	8,000,000	4,400

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Nov-18/99.56	8,000,000	8,000,000	2,912

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Dec-18/98.80	8,000,000	8,000,000	67,336

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Dec-18/98.64	8,000,000	8,000,000	59,216

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Dec-18/98.48	8,000,000	8,000,000	51,728

Total purchased options outstanding (cost $378,750)				$318,152

SHORT-TERM INVESTMENTS (12.4%)(a)
		Principal amount/shares	Value

Putnam Short Term Investment Fund 2.24%(AFF)	Shares	23,358,680	$23,358,680

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.97%(P)	Shares	310,000	310,000

U.S. Treasury Bills 2.150%, 12/13/18(SEG)(SEGSF)(SEGCCS)(SEGTBA)		$2,487,000	2,476,277

U.S. Treasury Bills 2.131%, 12/6/18(SEG)(SEGSF)(SEGCCS)(SEGTBA)		1,146,000	1,141,530

U.S. Treasury Bills 2.128%, 11/23/18(SEGCCS)		206,000	205,360

U.S. Treasury Bills 2.101%, 11/8/18(SEG)(SEGSF)		1,525,000	1,521,668

U.S. Treasury Bills 2.016%, 10/18/18(SEGSF)		544,000	543,469

Total short-term investments (cost $29,557,182)			$29,556,984

TOTAL INVESTMENTS

Total investments (cost $294,534,723)			$290,700,109

FUTURES CONTRACTS OUTSTANDING at 9/30/18 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

U.S. Treasury Bond 30 yr (Long)	25	$3,512,500	$3,512,500	Dec-18	$(79,691)
U.S. Treasury Bond Ultra 30 yr (Long)	56	8,639,750	8,639,750	Dec-18	(259,346)
U.S. Treasury Note 2 yr (Long)	94	19,809,031	19,809,031	Dec-18	(47,500)
U.S. Treasury Note 5 yr (Long)	281	31,605,914	31,605,914	Dec-18	(220,093)
U.S. Treasury Note 10 yr (Long)	126	14,966,438	14,966,438	Dec-18	(162,275)
U.S. Treasury Note 10 yr (Short)	71	8,433,469	8,433,469	Dec-18	91,936
U.S. Treasury Note Ultra 10 yr (Long)	31	3,906,000	3,906,000	Dec-18	(54,313)

Unrealized appreciation					91,936

Unrealized (depreciation)					(823,218)

Total					$(731,282)

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/18 (premiums $2,053,209) (Unaudited)

Counterparty Fixed Obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/Contract amount	Value

Barclays Bank PLC

2.813/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.813	$25,685,000	$154,624
Citibank, N.A.

(2.97)/3 month USD-LIBOR-BBA/Oct-28	Oct-18/2.97	18,434,200	1,475
3.167/3 month USD-LIBOR-BBA/Oct-28	Oct-18/3.167	18,434,200	55,671
3.09/3 month USD-LIBOR-BBA/Jun-24	Jun-19/3.09	12,929,000	131,747
(3.167)/3 month USD-LIBOR-BBA/Oct-28	Oct-18/3.167	18,434,200	131,989
2.663/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.663	25,685,000	217,552
2.97/3 month USD-LIBOR-BBA/Oct-28	Oct-18/2.97	18,434,200	233,008
Goldman Sachs International

(2.3025)/3 month USD-LIBOR-BBA/Oct-19	Oct-18/2.3025	52,352,800	52
(3.015)/3 month USD-LIBOR-BBA/Oct-28	Oct-18/3.015	12,289,500	8,726
3.015/3 month USD-LIBOR-BBA/Oct-28	Oct-18/3.015	12,289,500	116,873
(3.02125)/3 month USD-LIBOR-BBA/Dec-22	Dec-18/3.02125	52,346,500	119,873
3.02125/3 month USD-LIBOR-BBA/Dec-22	Dec-18/3.02125	52,346,500	264,873
JPMorgan Chase Bank N.A.

3.16/3 month USD-LIBOR-BBA/Oct-28	Oct-18/3.16	19,629,900	24,734
3.085/3 month USD-LIBOR-BBA/Nov-20	Nov-18/3.085	39,259,900	40,045
3.005/3 month USD-LIBOR-BBA/Nov-20	Nov-18/3.005	39,259,900	73,416
2.77/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.77	52,352,800	343,958
Morgan Stanley & Co. International PLC

(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-25/3.00	3,110,300	246,429
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-25/3.00	3,110,300	246,740

Total			$2,411,785

WRITTEN OPTIONS OUTSTANDING at 9/30/18 (premiums $333,750) (Unaudited)

Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value

JPMorgan Chase Bank N.A.

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Dec-18/$98.36	$8,000,000	$8,000,000	$34,520
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Dec-18/98.51	8,000,000	8,000,000	29,032
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Dec-18/98.67	8,000,000	8,000,000	24,184
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Dec-18/98.70	8,000,000	8,000,000	23,400
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Dec-18/98.85	8,000,000	8,000,000	19,288
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Dec-18/99.01	8,000,000	8,000,000	15,752
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Nov-18/99.54	8,000,000	8,000,000	3,096
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Nov-18/99.72	8,000,000	8,000,000	1,992
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Nov-18/99.91	8,000,000	8,000,000	1,240
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Dec-18/98.33	8,000,000	8,000,000	44,888
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Dec-18/98.17	18,000,000	8,000,000	38,704
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Dec-18/98.02	8,000,000	8,000,000	33,168
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Dec-18/97.86	8,000,000	8,000,000	28,264
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Dec-18/97.70	8,000,000	8,000,000	23,960
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Dec-18/97.55	8,000,000	8,000,000	20,216

Total				$341,704

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/18 (Unaudited)

Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)

Bank of America N.A.

(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	$6,544,100	$(255,874)	$44,042
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	3,926,500	(421,313)	8,638
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	6,544,100	(255,874)	(96,853)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	3,926,500	(421,313)	(165,502)
Citibank, N.A.

(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	6,544,100	(255,874)	42,864
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	875,000	(112,656)	19,985
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	875,000	(112,656)	(39,209)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	6,544,100	(255,874)	(96,198)
Goldman Sachs International

(2.725)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	1,458,100	(116,867)	16,345
(3.005)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	1,458,100	(101,046)	12,977
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	5,065
3.05/3 month USD-LIBOR-BBA/Nov-28 (Purchased)	Nov-18/3.05	36,868,500	(109,377)	37
(3.2175)/3 month USD-LIBOR-BBA/Nov-28 (Purchased)	Nov-18/3.2175	36,868,500	(103,232)	(15,853)
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	(26,441)
2.725/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	1,458,100	(116,867)	(26,771)
3.005/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	1,458,100	(132,687)	(27,427)
3.13/3 month USD-LIBOR-BBA/Nov-28 (Written)	Nov-18/3.13	18,434,200	103,969	9,033
(3.13)/3 month USD-LIBOR-BBA/Nov-28 (Written)	Nov-18/3.13	18,434,200	103,969	(4,056)
JPMorgan Chase Bank N.A.

(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	875,000	(93,888)	18,585
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	1,458,100	(151,642)	4,024
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	1,458,100	(84,278)	(10,498)
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	875,000	(135,275)	(47,548)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	3,926,500	(548,238)	(49,592)
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	3,926,500	(548,238)	(258,089)
Morgan Stanley & Co. International PLC

(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	875,000	(134,050)	18,113
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	875,000	(94,150)	(31,578)

Unrealized appreciation				199,708

Unrealized (depreciation)				(895,615)

Total				$(695,907)

TBA SALE COMMITMENTS OUTSTANDING at 9/30/18 (proceeds receivable $22,405,781) (Unaudited)

Agency	Principal amount	Settlement date	Value

Federal Home Loan Mortgage Corporation, 3.50%, 10/1/48	$1,000,000	11/11/18	$984,219
Federal Home Loan Mortgage Corporation, 3.00%, 10/1/48	1,000,000	11/11/18	956,719
Federal National Mortgage Association, 4.00%, 10/1/48	2,000,000	11/11/18	2,019,375
Federal National Mortgage Association, 3.50%, 10/1/48	8,000,000	11/11/18	7,872,500
Federal National Mortgage Association, 3.00%, 10/1/48	11,000,000	11/11/18	10,524,766

Total			$22,357,579

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/18 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		$15,971,000	$217,222		$2,021	6/20/23	2.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	$107,429
		12,289,500	189,873		69,578	9/25/28	3 month USD-LIBOR-BBA — Quarterly	2.936% — Semiannually	(119,140)
		24,579,000	187,784		(67,918)	9/25/28	3.026% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	117,189
		89,922,800	47,839	(E)	(34,197)	12/19/20	3.05% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	13,642
		14,498,800	2,929	(E)	(29,366)	12/19/23	3.10% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(32,295)
		48,170,100	63,874	(E)	36,054	12/19/28	3 month USD-LIBOR-BBA — Quarterly	3.15% — Semiannually	99,927
		3,302,300	45,255	(E)	(17,978)	12/19/48	3 month USD-LIBOR-BBA — Quarterly	3.20% — Semiannually	27,277
		516,200	2,036	(E)	(7)	10/30/28	3.167% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,044)
		3,600,000	8,564		(48)	9/28/28	3.14177% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(8,839)
		18,802,900	9,665		(249)	10/2/28	3.1215% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(9,914)

	Total				$(42,110)				$193,232

(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/18 (Unaudited)

Swap counterparty/notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	$38,174	$38,067	$—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$211
	60,862	60,547	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	215
Barclays Bank PLC
	338,559	337,544	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(626)
	79,171	78,904	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(192)
	41,121	41,249	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	598
	522,915	521,151	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(1,271)
	7,811	7,820	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	99
	79,578	79,357	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(114)
	209,713	209,085	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(388)
	572,328	572,816	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(1,491)
	79,486	79,578	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	1,008
	24,110	24,155	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(274)
	58,522	58,129	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	57
	28,465	28,274	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	28
	891,352	888,476	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(1,675)
	8,433,207	8,404,800	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(17,068)
	9,284,147	9,287,978	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(21,389)
Citibank, N.A.
	667,960	665,710	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(1,352)
	1,169,189	1,165,251	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(2,366)
Credit Suisse International
	80,919	80,973	—	1/12/39	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(885)
	123,536	123,769	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(1,405)
	599,931	603,403	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	9,311
	71,314	71,114	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	394
	252,312	251,625	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,347
	5,304	5,268	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(5)
	55,412	55,261	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	296
	54,606	54,527	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	328
	159,554	159,108	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(881)
Goldman Sachs International
	99,256	99,370	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	1,259
	76,572	76,660	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	971
	239,425	240,167	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	3,482
	96,178	96,289	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	1,220
	29,737	29,583	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	105
	595,670	595,916	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,372)
	223,778	223,871	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(516)
	3,073	3,065	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	17
	11,103	11,137	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	162
	100,930	101,243	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	1,468
	321,174	321,307	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(740)
	816,026	816,363	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,880)
	385,409	385,568	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(888)
	30,252	30,265	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(70)
	80,696	80,729	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(186)
	51,236	51,295	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	650
	108,781	108,907	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	1,380
	166,780	167,297	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	2,426
	174,340	174,669	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(1,983)
	55,023	54,874	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	294
	61,263	60,851	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(60)
	134,113	133,658	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(546)
JPMorgan Chase Bank N.A.
	46,993	46,862	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	260
	174,340	174,669	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(1,983)
JPMorgan Securities LLC
	110,365	110,516	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,047
	20,421	20,284	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(20)
	390,836	393,099	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(6,065)

Upfront premium received			—			Unrealized appreciation	28,633

Upfront premium (paid)			—			Unrealized (depreciation)	(67,691)

		Total	$—			Total	$(39,058)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/18 (Unaudited)

Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

	$1,261,000	$26,814	$—	7/3/22	(1.9225%) — At maturity	USA Non Revised Consumer Price Index — Urban (CPI-U) — At maturity	$26,814
	1,261,000	35,532	—	7/3/27	2.085% — At maturity	USA Non Revised Consumer Price Index — Urban (CPI-U) — At maturity	(35,532)
	1,446,000	33,220	—	7/5/22	(1.89%) — At maturity	USA Non Revised Consumer Price Index — Urban (CPI-U) — At maturity	33,220
	1,446,000	45,710	—	7/5/27	2.05% — At maturity	USA Non Revised Consumer Price Index — Urban (CPI-U) — At maturity	(45,710)

Total			$—				$(21,208)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/18 (Unaudited)

	Swap counterparty/referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$3,281	$48,000	$5,659	5/11/63	300 bp — Monthly	$(2,354)
	CMBX NA BBB-.6 Index	BBB-/P	6,388	106,000	12,497	5/11/63	300 bp — Monthly	(6,057)
	CMBX NA BBB-.6 Index	BBB-/P	13,088	212,000	24,995	5/11/63	300 bp — Monthly	(11,801)
	CMBX NA BBB-.6 Index	BBB-/P	12,483	219,000	25,820	5/11/63	300 bp — Monthly	(13,228)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	(10)	27,000	332	5/11/63	200 bp — Monthly	(334)
	CMBX NA A.6 Index	A/P	24	31,000	381	5/11/63	200 bp — Monthly	(347)
	CMBX NA A.6 Index	A/P	36	31,000	381	5/11/63	200 bp — Monthly	(335)
	CMBX NA A.6 Index	A/P	163	105,000	1,292	5/11/63	200 bp — Monthly	(1,094)
	CMBX NA A.6 Index	A/P	1,054	108,000	1,328	5/11/63	200 bp — Monthly	(239)
	CMBX NA BB.7 Index	BB/P	20,437	159,000	20,098	1/17/47	500 bp — Monthly	472
	CMBX NA BBB-.6 Index	BBB-/P	2,774	26,000	3,065	5/11/63	300 bp — Monthly	(279)
	CMBX NA BBB-.6 Index	BBB-/P	3,740	34,000	4,009	5/11/63	300 bp — Monthly	(251)
	CMBX NA BBB-.6 Index	BBB-/P	4,730	43,000	5,070	5/11/63	300 bp — Monthly	(318)
	CMBX NA BBB-.6 Index	BBB-/P	5,301	54,000	6,367	5/11/63	300 bp — Monthly	(1,039)
	CMBX NA BBB-.6 Index	BBB-/P	7,403	74,000	8,725	5/11/63	300 bp — Monthly	(1,284)
	CMBX NA BBB-.6 Index	BBB-/P	12,735	129,000	15,209	5/11/63	300 bp — Monthly	(2,410)
	CMBX NA BBB-.6 Index	BBB-/P	21,547	212,000	24,995	5/11/63	300 bp — Monthly	(3,342)
	CMBX NA BBB-.6 Index	BBB-/P	22,150	232,000	27,353	5/11/63	300 bp — Monthly	(5,087)
	Credit Suisse International
	CMBX NA A.6 Index	A/P	13,561	272,000	3,346	5/11/63	200 bp — Monthly	10,306
	CMBX NA A.6 Index	A/P	248,422	4,895,000	60,209	5/11/63	200 bp — Monthly	189,845
	CMBX NA A.7 Index	A-/P	275	7,000	9	1/17/47	200 bp — Monthly	286
	CMBX NA BBB-.6 Index	BBB-/P	4,972	45,000	5,306	5/11/63	300 bp — Monthly	(311)
	CMBX NA BBB-.6 Index	BBB-/P	8,176	74,000	8,725	5/11/63	300 bp — Monthly	(511)
	CMBX NA BBB-.6 Index	BBB-/P	9,088	90,000	10,611	5/11/63	300 bp — Monthly	(1,478)
	CMBX NA BBB-.6 Index	BBB-/P	13,502	120,000	14,148	5/11/63	300 bp — Monthly	(586)
	CMBX NA BBB-.6 Index	BBB-/P	15,173	138,000	16,270	5/11/63	300 bp — Monthly	(1,029)
	CMBX NA BBB-.6 Index	BBB-/P	17,513	147,000	17,331	5/11/63	300 bp — Monthly	255
	CMBX NA BBB-.6 Index	BBB-/P	29,254	231,000	27,235	5/11/63	300 bp — Monthly	2,134
	CMBX NA BBB-.6 Index	BBB-/P	26,738	239,000	28,178	5/11/63	300 bp — Monthly	(1,321)
	CMBX NA BBB-.6 Index	BBB-/P	31,476	321,000	37,846	5/11/63	300 bp — Monthly	(6,209)
	CMBX NA BBB-.6 Index	BBB-/P	39,219	371,000	43,741	5/11/63	300 bp — Monthly	(4,337)
	CMBX NA BBB-.6 Index	BBB-/P	45,859	395,000	46,571	5/11/63	300 bp — Monthly	(514)
	CMBX NA BBB-.6 Index	BBB-/P	48,619	447,000	52,701	5/11/63	300 bp — Monthly	(3,859)
	CMBX NA BBB-.6 Index	BBB-/P	379,034	3,545,000	417,956	5/11/63	300 bp — Monthly	(37,149)
	CMBX NA BBB-.7 Index	BBB-/P	4,347	55,000	3,102	1/17/47	300 bp — Monthly	1,273
	CMBX NA BBB-.7 Index	BBB-/P	63,567	860,000	48,504	1/17/47	300 bp — Monthly	15,493
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	5,821	115,000	1,415	5/11/63	200 bp — Monthly	4,445
	CMBX NA A.6 Index	A/P	9,260	141,000	1,734	5/11/63	200 bp — Monthly	7,573
	CMBX NA A.6 Index	A/P	4,580	146,000	1,796	5/11/63	200 bp — Monthly	2,833
	CMBX NA A.6 Index	A/P	6,398	210,000	2,583	5/11/63	200 bp — Monthly	3,885
	CMBX NA A.6 Index	A/P	10,621	215,000	2,645	5/11/63	200 bp — Monthly	8,049
	CMBX NA A.6 Index	A/P	13,401	240,000	2,952	5/11/63	200 bp — Monthly	10,529
	CMBX NA A.6 Index	A/P	15,762	306,000	3,764	5/11/63	200 bp — Monthly	12,101
	CMBX NA A.6 Index	A/P	18,917	384,000	4,723	5/11/63	200 bp — Monthly	14,322
	CMBX NA A.6 Index	A/P	20,610	405,000	4,982	5/11/63	200 bp — Monthly	15,764
	CMBX NA A.6 Index	A/P	12,866	416,000	5,117	5/11/63	200 bp — Monthly	7,888
	CMBX NA A.6 Index	A/P	37,833	727,000	8,942	5/11/63	200 bp — Monthly	29,133
	CMBX NA A.6 Index	A/P	36,802	727,000	8,942	5/11/63	200 bp — Monthly	28,102
	CMBX NA BBB-.6 Index	BBB-/P	5,861	53,000	6,249	5/11/63	300 bp — Monthly	(362)
	CMBX NA BBB-.6 Index	BBB-/P	7,595	90,000	10,611	5/11/63	300 bp — Monthly	(2,971)
	CMBX NA BBB-.6 Index	BBB-/P	7,675	97,000	11,436	5/11/63	300 bp — Monthly	(3,712)
	CMBX NA BBB-.6 Index	BBB-/P	5,425	104,000	12,262	5/11/63	300 bp — Monthly	(6,785)
	CMBX NA BBB-.6 Index	BBB-/P	5,208	105,000	12,380	5/11/63	300 bp — Monthly	(7,119)
	CMBX NA BBB-.6 Index	BBB-/P	5,119	105,000	12,380	5/11/63	300 bp — Monthly	(7,208)
	CMBX NA BBB-.6 Index	BBB-/P	11,693	108,000	12,733	5/11/63	300 bp — Monthly	(987)
	CMBX NA BBB-.6 Index	BBB-/P	13,154	125,000	14,738	5/11/63	300 bp — Monthly	(1,521)
	CMBX NA BBB-.6 Index	BBB-/P	11,308	134,000	15,799	5/11/63	300 bp — Monthly	(4,424)
	CMBX NA BBB-.6 Index	BBB-/P	22,647	193,000	22,755	5/11/63	300 bp — Monthly	(12)
	CMBX NA BBB-.6 Index	BBB-/P	13,217	194,000	22,873	5/11/63	300 bp — Monthly	(9,559)
	CMBX NA BBB-.6 Index	BBB-/P	10,113	206,000	24,287	5/11/63	300 bp — Monthly	(14,071)
	CMBX NA BBB-.6 Index	BBB-/P	18,393	213,000	25,113	5/11/63	300 bp — Monthly	(6,613)
	CMBX NA BBB-.6 Index	BBB-/P	23,812	216,000	25,466	5/11/63	300 bp — Monthly	(1,546)
	CMBX NA BBB-.6 Index	BBB-/P	33,182	239,000	28,178	5/11/63	300 bp — Monthly	5,123
	CMBX NA BBB-.6 Index	BBB-/P	20,522	273,000	32,187	5/11/63	300 bp — Monthly	(11,528)
	CMBX NA BBB-.6 Index	BBB-/P	25,932	536,000	63,194	5/11/63	300 bp — Monthly	(36,994)
	CMBX NA BBB-.7 Index	BBB-/P	418	6,000	338	1/17/47	300 bp — Monthly	83
	CMBX NA BBB-.7 Index	BBB-/P	7,955	101,000	5,696	1/17/47	300 bp — Monthly	2,309
	CMBX NA BBB-.7 Index	BBB-/P	11,309	153,000	8,629	1/17/47	300 bp — Monthly	2,756
	CMBX NA BBB-.7 Index	BBB-/P	13,902	171,000	9,644	1/17/47	300 bp — Monthly	4,343
	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	107	2,000	25	5/11/63	200 bp — Monthly	83
	CMBX NA A.6 Index	A/P	1,357	27,000	332	5/11/63	200 bp — Monthly	1,034
	CMBX NA A.6 Index	A/P	1,447	84,000	1,033	5/11/63	200 bp — Monthly	442
	CMBX NA A.6 Index	A/P	4,782	146,000	1,796	5/11/63	200 bp — Monthly	3,035
	CMBX NA A.6 Index	A/P	10,059	208,000	2,558	5/11/63	200 bp — Monthly	7,570
	CMBX NA A.6 Index	A/P	13,708	253,000	3,112	5/11/63	200 bp — Monthly	10,680
	CMBX NA A.6 Index	A/P	21,116	417,000	5,129	5/11/63	200 bp — Monthly	16,126
	CMBX NA A.6 Index	A/P	27,958	515,000	6,335	5/11/63	200 bp — Monthly	21,796
	CMBX NA A.6 Index	A/P	19,350	588,000	7,232	5/11/63	200 bp — Monthly	12,314
	CMBX NA A.6 Index	A/P	19,964	696,000	8,561	5/11/63	200 bp — Monthly	11,635
	CMBX NA A.6 Index	A/P	44,896	885,000	10,886	5/11/63	200 bp — Monthly	34,305
	CMBX NA A.6 Index	A/P	32,542	986,000	12,128	5/11/63	200 bp — Monthly	20,743
	CMBX NA A.6 Index	A/P	58,908	1,000,000	12,300	5/11/63	200 bp — Monthly	46,942
	CMBX NA A.6 Index	A/P	147,480	2,500,000	30,750	5/11/63	200 bp — Monthly	117,564
	CMBX NA BBB-.6 Index	BBB-/P	315	3,000	354	5/11/63	300 bp — Monthly	(38)
	CMBX NA BBB-.6 Index	BBB-/P	2,410	22,000	2,594	5/11/63	300 bp — Monthly	(173)
	CMBX NA BBB-.6 Index	BBB-/P	5,438	48,000	5,659	5/11/63	300 bp — Monthly	(197)
	CMBX NA BBB-.6 Index	BBB-/P	5,678	49,000	5,777	5/11/63	300 bp — Monthly	(74)
	CMBX NA BBB-.6 Index	BBB-/P	9,012	58,000	6,838	5/11/63	300 bp — Monthly	2,203
	CMBX NA BBB-.6 Index	BBB-/P	7,576	62,000	7,310	5/11/63	300 bp — Monthly	297
	CMBX NA BBB-.6 Index	BBB-/P	7,422	69,000	8,135	5/11/63	300 bp — Monthly	(678)
	CMBX NA BBB-.6 Index	BBB-/P	8,250	71,000	8,371	5/11/63	300 bp — Monthly	(85)
	CMBX NA BBB-.6 Index	BBB-/P	9,130	77,000	9,078	5/11/63	300 bp — Monthly	90
	CMBX NA BBB-.6 Index	BBB-/P	12,001	107,000	12,615	5/11/63	300 bp — Monthly	(560)
	CMBX NA BBB-.6 Index	BBB-/P	10,581	107,000	12,615	5/11/63	300 bp — Monthly	(1,981)
	CMBX NA BBB-.6 Index	BBB-/P	11,862	108,000	12,733	5/11/63	300 bp — Monthly	(817)
	CMBX NA BBB-.6 Index	BBB-/P	15,648	111,000	13,087	5/11/63	300 bp — Monthly	2,617
	CMBX NA BBB-.6 Index	BBB-/P	14,000	112,000	13,205	5/11/63	300 bp — Monthly	851
	CMBX NA BBB-.6 Index	BBB-/P	12,938	114,000	13,441	5/11/63	300 bp — Monthly	(446)
	CMBX NA BBB-.6 Index	BBB-/P	13,623	114,000	13,441	5/11/63	300 bp — Monthly	239
	CMBX NA BBB-.6 Index	BBB-/P	11,497	120,000	14,148	5/11/63	300 bp — Monthly	(2,591)
	CMBX NA BBB-.6 Index	BBB-/P	13,662	127,000	14,973	5/11/63	300 bp — Monthly	(1,248)
	CMBX NA BBB-.6 Index	BBB-/P	15,260	135,000	15,917	5/11/63	300 bp — Monthly	(589)
	CMBX NA BBB-.6 Index	BBB-/P	17,829	162,000	19,100	5/11/63	300 bp — Monthly	(1,190)
	CMBX NA BBB-.6 Index	BBB-/P	20,532	213,000	25,113	5/11/63	300 bp — Monthly	(4,474)
	CMBX NA BBB-.6 Index	BBB-/P	27,512	222,000	26,174	5/11/63	300 bp — Monthly	1,449
	CMBX NA BBB-.6 Index	BBB-/P	26,115	227,000	26,763	5/11/63	300 bp — Monthly	(535)
	CMBX NA BBB-.6 Index	BBB-/P	23,133	244,000	28,768	5/11/63	300 bp — Monthly	(5,512)
	CMBX NA BBB-.6 Index	BBB-/P	29,801	270,000	31,833	5/11/63	300 bp — Monthly	(1,897)
	CMBX NA BBB-.6 Index	BBB-/P	38,310	325,000	38,318	5/11/63	300 bp — Monthly	155
	CMBX NA BBB-.6 Index	BBB-/P	36,827	334,000	39,379	5/11/63	300 bp — Monthly	(2,384)
	CMBX NA BBB-.6 Index	BBB-/P	146,942	1,227,000	144,663	5/11/63	300 bp — Monthly	2,892
	CMBX NA BBB-.6 Index	BBB-/P	203,106	1,682,000	198,308	5/11/63	300 bp — Monthly	5,639
	CMBX NA BBB-.6 Index	BBB-/P	619,272	3,520,000	415,008	5/11/63	300 bp — Monthly	206,024
	CMBX NA BBB-.7 Index	BBB-/P	7,774	79,000	4,456	1/17/47	300 bp — Monthly	3,358
	CMBX NA BBB-.7 Index	BBB-/P	6,329	120,000	6,768	1/17/47	300 bp — Monthly	(379)
	CMBX NA BBB-.7 Index	BBB-/P	17,188	130,000	7,332	1/17/47	300 bp — Monthly	9,921
	CMBX NA BBB-.7 Index	BBB-/P	6,065	232,000	13,085	1/17/47	300 bp — Monthly	(6,904)
	Merrill Lynch International
	CMBX NA A.6 Index	A/P	4,537	320,000	3,936	5/11/63	200 bp — Monthly	708
	CMBX NA BBB-.6 Index	BBB-/P	5,310	47,000	5,541	5/11/63	300 bp — Monthly	(208)
	CMBX NA BBB-.6 Index	BBB-/P	11,279	96,000	11,318	5/11/63	300 bp — Monthly	8
	CMBX NA BBB-.6 Index	BBB-/P	17,502	148,000	17,449	5/11/63	300 bp — Monthly	127
	CMBX NA BBB-.6 Index	BBB-/P	41,677	372,000	43,859	5/11/63	300 bp — Monthly	(1,995)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	30,432	220,000	25,938	5/11/63	300 bp — Monthly	4,604
	CMBX NA A.6 Index	A/P	76	28,000	344	5/11/63	200 bp — Monthly	(259)
	CMBX NA A.6 Index	A/P	—	52,000	640	5/11/63	200 bp — Monthly	(622)
	CMBX NA A.7 Index	A-/P	(13)	13,000	17	1/17/47	200 bp — Monthly	9
	CMBX NA BBB-.6 Index	BBB-/P	1,658	14,000	1,651	5/11/63	300 bp — Monthly	15
	CMBX NA BBB-.6 Index	BBB-/P	4,785	42,000	4,952	5/11/63	300 bp — Monthly	(146)
	CMBX NA BBB-.6 Index	BBB-/P	5,886	50,000	5,895	5/11/63	300 bp — Monthly	16
	CMBX NA BBB-.6 Index	BBB-/P	11,148	91,000	10,729	5/11/63	300 bp — Monthly	465
	CMBX NA BBB-.6 Index	BBB-/P	18,785	166,000	19,571	5/11/63	300 bp — Monthly	(704)

	Upfront premium received		3,573,227			Unrealized appreciation		925,258

	Upfront premium (paid)		(23)			Unrealized (depreciation)		(259,201)

	Total		$3,573,204				Total	$666,057

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2018. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/18 (Unaudited)

	Swap counterparty/referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(148)	$20,000	$26	1/17/47	(200 bp) — Monthly	$(181)
	CMBX NA BB.7 Index	(3,823)	30,000	3,792	1/17/47	(500 bp) — Monthly	(56)
	CMBX NA BB.9 Index	(24,758)	160,000	22,144	9/17/58	(500 bp) — Monthly	(2,748)
	CMBX NA BB.9 Index	(24,647)	160,000	22,144	9/17/58	(500 bp) — Monthly	(2,636)
	CMBX NA BB.9 Index	(24,481)	159,000	22,006	9/17/58	(500 bp) — Monthly	(2,608)
	CMBX NA BB.9 Index	(12,524)	80,000	11,072	9/17/58	(500 bp) — Monthly	(1,519)
	Credit Suisse International
	CMBX NA BB.7 Index	(156,427)	951,000	120,206	1/17/47	(500 bp) — Monthly	(37,013)
	CMBX NA BB.7 Index	(7,696)	436,000	91,037	5/11/63	(500 bp) — Monthly	82,978
	CMBX NA BB.7 Index	(68,990)	374,000	47,274	1/17/47	(500 bp) — Monthly	(22,028)
	CMBX NA BB.9 Index	(39,427)	247,000	34,185	9/17/58	(500 bp) — Monthly	(5,448)
	CMBX NA BB.9 Index	(10,317)	67,000	9,273	9/17/58	(500 bp) — Monthly	(1,100)
	CMBX NA BB.9 Index	(6,256)	40,000	5,536	9/17/58	(500 bp) — Monthly	(754)
	Goldman Sachs International
	CMBX NA BB.6 Index	(43,273)	423,000	88,322	5/11/63	(500 bp) — Monthly	44,697
	CMBX NA BB.7 Index	(23,304)	154,000	19,466	1/17/47	(500 bp) — Monthly	(3,967)
	CMBX NA BB.6 Index	(11,542)	79,000	16,495	5/11/63	(500 bp) — Monthly	4,887
	CMBX NA BB.7 Index	(108,429)	534,000	67,498	1/17/47	(500 bp) — Monthly	(41,376)
	CMBX NA BB.7 Index	(34,659)	205,000	25,912	1/17/47	(500 bp) — Monthly	(8,918)
	CMBX NA BB.7 Index	(26,051)	159,000	20,098	1/17/47	(500 bp) — Monthly	(6,086)
	CMBX NA BB.9 Index	(799)	5,000	692	9/17/58	(500 bp) — Monthly	(111)
	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(1,745)	9,000	1,138	1/17/47	(500 bp) — Monthly	(615)
	CMBX NA BB.6 Index	(23,053)	159,000	33,199	5/11/63	(500 bp) — Monthly	10,014
	CMBX NA BB.6 Index	(18,697)	130,000	27,144	5/11/63	(500 bp) — Monthly	8,338
	CMBX NA BB.6 Index	(13,694)	103,000	21,506	5/11/63	(500 bp) — Monthly	7,727
	CMBX NA BB.6 Index	(11,389)	81,000	16,913	5/11/63	(500 bp) — Monthly	5,457
	CMBX NA BB.7 Index	(98,093)	573,000	72,427	1/17/47	(500 bp) — Monthly	(26,143)
	CMBX NA BB.7 Index	(36,217)	223,000	28,187	1/17/47	(500 bp) — Monthly	(8,215)
	CMBX NA BB.7 Index	(22,640)	114,000	14,410	1/17/47	(500 bp) — Monthly	(8,325)
	CMBX NA BB.7 Index	(18,486)	94,000	11,882	1/17/47	(500 bp) — Monthly	(6,683)
	CMBX NA BB.7 Index	(14,939)	83,000	10,491	1/17/47	(500 bp) — Monthly	(4,517)
	CMBX NA BB.7 Index	(12,093)	77,000	9,733	1/17/47	(500 bp) — Monthly	(2,425)
	CMBX NA BB.7 Index	(12,053)	77,000	9,733	1/17/47	(500 bp) — Monthly	(2,385)
	CMBX NA BB.9 Index	(307)	2,000	277	9/17/58	(500 bp) — Monthly	(32)
	CMBX NA BBB-.7 Index	(36,823)	549,000	30,964	1/17/47	(300 bp) — Monthly	(6,134)
	CMBX NA BBB-.7 Index	(9,344)	127,000	7,163	1/17/47	(300 bp) — Monthly	(2,245)
	CMBX NA BBB-.7 Index	(4,562)	62,000	3,497	1/17/47	(300 bp) — Monthly	(1,096)
	Merrill Lynch International
	CMBX NA BB.7 Index	(71,648)	413,000	52,203	1/17/47	(500 bp) — Monthly	(19,789)
	CMBX NA BB.9 Index	(25,025)	160,000	22,144	9/17/58	(500 bp) — Monthly	(3,015)
	CMBX NA BBB-.7 Index	(11,964)	146,000	8,234	1/17/47	(300 bp) — Monthly	(3,803)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(22,416)	220,000	12,408	1/17/47	(300 bp) — Monthly	(10,118)
	CMBX NA BB.7 Index	(37,602)	195,000	24,648	1/17/47	(500 bp) — Monthly	(13,116)
	CMBX NA BB.9 Index	(3,158)	21,000	2,906	9/17/58	(500 bp) — Monthly	(269)
	CMBX NA BBB-.7 Index	(10,159)	160,000	9,024	1/17/47	(300 bp) — Monthly	(1,214)

	Upfront premium received	—				Unrealized appreciation	164,098

	Upfront premium (paid)	(1,143,658)				Unrealized (depreciation)	(256,688)

	Total	$(1,143,658)				Total	$(92,590)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING -- PROTECTION PURCHASED at 9/30/18 (Unaudited)

	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 31 Index	$848,005	$11,810,000	$863,724	12/20/23	(500 bp) — Quarterly	$(20,640)

	Total	$848,005					$(20,640)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2018 through September 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $237,827,144.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 12/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/18

Short-term investments
	Putnam Short Term Investment Fund*	$24,197,310	$63,334,518	$64,173,148	$354,893	$23,358,680

	Total Short-term investments	$24,197,310	$63,334,518	$64,173,148	$354,893	$23,358,680
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $589,010.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $3,467,091.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $251,916.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $901,160.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $36,197,950 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to gain exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to gain liquid exposure to individual names, to hedge market risk and to gain exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $3,338,451 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $3,467,091 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$3,683,000	$—
Corporate bonds and notes	—	71,553,590	—
Mortgage-backed securities	—	95,981,830	—
Purchased options outstanding	—	318,152	—
Purchased swap options outstanding	—	1,990,821	—
U.S. government and agency mortgage obligations	—	87,615,732	—
Short-term investments	23,668,680	5,888,304	—

Totals by level	$23,668,680	$267,031,429	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(731,282)	$—	$—
Written options outstanding	—	(341,704)	—
Written swap options outstanding	—	(2,411,785)	—
Forward premium swap option contracts	—	(695,907)	—
TBA sale commitments	—	(22,357,579)	—
Interest rate swap contracts	—	235,342	—
Total return swap contracts	—	(60,266)	—
Credit default contracts	—	(2,724,724)	—

Totals by level	$(731,282)	$(28,356,623)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$1,051,134	$3,775,858
Equity contracts	3,136,766	4,833,395

Total	$4,187,900	$8,609,253

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$58,500,000
Purchased swap option contracts (contract amount)		$1,218,100,000
Written TBA commitment option contracts (contract amount)		$109,800,000
Written swap option contracts (contract amount)		$1,031,400,000
Futures contracts (number of contracts)		700
Centrally cleared interest rate swap contracts (notional)		$267,200,000
OTC total return swap contracts (notional)		$30,800,000
Centrally cleared total return swap contracts (notional)		$5,400,000
OTC credit default contracts (notional)		$49,900,000
Centrally cleared credit default contracts (notional)		$8,700,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2018